Transactions with related parties (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with related parties
Gross written premiums	$ 398.0	$ 356.7	$ 1,518.2	$ 1,166.4	$ 1,439.3	$ 1,269.0	$ 1,160.5
Receivables due from affiliates	13.6		13.6		10.4
Payables due to affiliates	1.5		1.5		$ 0.5
Insurance and MGU affiliates, or their subsidiaries
Transactions with related parties
Gross written premiums	$ 14.0	$ 2.0	$ 52.2	$ 2.0